Basis of preparation	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation
Basis of preparation

All entities in the Novo Nordisk Group follow the same Group accounting policies. This section gives a summary of the significant accounting policies, Management’s key accounting estimates, new International Financial Reporting Standards (IFRS) requirements and other accounting policies in general. A detailed description of accounting policies and key accounting estimates related to specific reported amounts is presented in each note to the relevant financial item.
Principal accounting policies and key accounting estimates

The consolidated financial statements included in this Annual Report have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and in accordance with IFRS as endorsed by the EU and further requirements in the Danish Financial Statements Act.

Measurement basis
The consolidated financial statements have been prepared on the historical cost basis except for derivative financial instruments, equity investments and marketable securities, which are measured at fair value.

Except for the changes described in note 1.2, the principal accounting policies set out below have been applied consistently in the preparation of the consolidated financial statements for all the years presented.

Principal accounting policies
Novo Nordisk’s accounting policies are described in each of the individual notes to the consolidated financial statements. Management regards the ones listed in the table below as the most significant accounting policies for the recognition and measurement of reported amounts.

Key accounting estimates and judgements
The use of reasonable estimates and judgements is an essential part of the preparation of the consolidated financial statements. Given the uncertainties inherent in Novo Nordisk’s business activities, Management must make certain estimates regarding valuation and judgements. These affect the application of accounting policies and reported amounts of assets, liabilities, sales, costs, cash flows and related disclosures.

The key accounting estimates identified are those that have a significant risk of resulting in a material adjustment. Management bases its estimates on historical experience and various other assumptions that are held to be reasonable under the circumstances. The estimates and underlying assumptions are reviewed on an ongoing basis. If necessary, changes are recognised in the period in which the estimate is revised. Management considers the key accounting estimates to be reasonable and appropriate based on currently available information. The actual amounts may differ from the amounts estimated as more detailed information becomes available.

In addition, Management makes judgements in the process of applying the entity’s accounting policies, for example regarding recognition of deferred income tax assets or the classification of transactions.

Management regards those listed below as the key accounting estimates and judgements used in the preparation of the consolidated financial statements.

Please refer to the specific notes for further information on the key accounting estimates and judgements as well as assumptions applied.

Principal accounting policies	Key accounting estimates and judgements	Note

US net sales and rebates	Estimate of US sales deductions and provisions for sales rebates	2.1
Research and development	–	2.3, 3.1 and 3.2
Derivative financial instruments	–	4.3
Income taxes and deferred income taxes	Estimate regarding deferred income tax assets and provision for uncertain tax positions	2.6
Property, plant and equipment including impairment	–	3.2
Inventories	Estimate of indirect production costs capitalised	3.3
Trade receivables	Estimate of allowance for doubtful trade receivables	3.4
Provisions and contingent liabilities	Estimate of ongoing legal disputes, litigation and investigations	3.6

Applying materiality
The consolidated financial statements are a result of processing large numbers of transactions and aggregating those transactions into classes according to their nature or function. The transactions are presented in classes of similar items in the consolidated financial statements. If a line item is not individually material, it is aggregated with other items of a similar nature in the consolidated financial statements or in the notes.

There are substantial disclosure requirements throughout IFRS. Management provides specific disclosures required by IFRS unless the information is not applicable or considered immaterial to the economic decision-making of the users of these financial statements.
Changes in accounting policies and disclosures

Adoption of new or amended IFRSs
Management has assessed the impact of new or amended and revised accounting standards and interpretations (IFRSs) issued by the (IASB), and IFRSs endorsed by the European Union.

As of 1 January 2018 Novo Nordisk applied, for the first time, IFRS 9 ‘Financial Instruments’ and IFRS 15 ‘Revenue from Contracts with Customers’. The impact of the implementation of IFRS 9 and IFRS 15 has been immaterial in relation to recognition and measurement.

Effect from IFRS 9
The implementation of IFRS 9 'Financial instruments', which replaces IAS 39 'Financial Instruments: Recognition and Measurement', has had the effect that the changes to the fair value of minor shareholdings are now, on an investment-by-investment basis, recognised in either the income statement or other comprehensive income. For the current minor shareholdings all changes in the fair value are recognised in the income statement as financial income/expense. Previously fair value changes were recognised in other comprehensive income.
As a result of changed accounting practice relating to minor shareholdings, DKK 90 million has been moved from other reserves to retained earnings within equity as an adjustment to opening equity as at 1 January 2018.

From 1 January 2018, the classification of portfolios of trade receivables in certain geographies which are either sold under master factoring agreements or collected from the customer have changed from loans and receivables measured at amortised cost to fair value through other comprehensive income. No measurement adjustment arose at 1 January 2018 from the reclassification.

Furthermore the time value of currency options is now deferred in other comprehensive income and is recognised in the income statement at the time the hedged transaction affects the income statement (note 4.3). Due to immateriality of open options as at 31 December 2017, Novo Nordisk has implemented this change for new hedging relationships from 1 January 2018.

Effect from IFRS 15
The group has implemented IFRS 15 'Revenue from Contracts with Customers' using the modified retrospective approach.

IFRS 15 replaces the current standards on revenue (IAS 11 'Construction Contracts' and IAS 18 'Revenue'). There is no significant effect on the financial statements from the implementation of the Standard.

Other new interpretations effective 1 January 2018
It is assessed that application of other new interpretations effective on 1 January 2018 has not had a material impact on the Consolidated financial statements in 2018. Further, Management does not anticipate any significant impact on future periods from the adoption of these new interpretations.

New or amended IFRSs that have been issued but have not yet come into effect and have not been adopted early
In addition to the above, the IASB has issued a number of new or amended and revised accounting standards and interpretations that have not yet come into effect. The following standard is expected to have the most significant impact on current accounting regulation:

	Description	Implementation	Impact

IFRS 16 Leases (endorsed by the EU)
IFRS 16 replaces IAS 17, and will change the accounting treatment of leases that are currently treated as operating leases. The standard requires all leases, where Novo Nordisk is the lessee, regardless of type and with few exceptions, to be recognised in the balance sheet as an asset with a related liability. The lease expense will be split between a depreciation charge included in operating costs and an interest expense on lease liabilities included in financial expenses. Currently, the annual costs relating to operating leases are recognised as a single expense amount in the income statement.

Novo Nordisk will adopt the standard on the effective date, 1 January 2019.

The standard will be implemented using the modified retrospective approach, meaning that comparative information is not restated. The cumulative effect of initially applying IFRS 16 will be presented as an adjustment to opening retained earnings under equity.

The changes require capitalisation of the majority of the Group’s operating leases. This will increase assets and liabilities by 3-4% of the Group's total assets, thus affecting the financial ratios related to the balance sheet.

The impact on operating profit will be insignificant.

Cash flow from operating activities will increase as the substantial portion of lease payments will be classified as financing cash outflows.

General accounting policies

Principles of consolidation
The consolidated financial statements incorporate the financial statements of the parent company Novo Nordisk A/S and entities controlled by Novo Nordisk A/S. Control exists when Novo Nordisk has effective power over the entity and has the right to variable returns from the entity.

Where necessary, adjustments are made to bring the financial statements of subsidiaries in line with the Novo Nordisk Group's accounting policies. All intra-Group transactions, balances, income and expenses are eliminated in full when consolidated.

The results of subsidiaries acquired or disposed of during the year are included in the Consolidated income statement from the effective date of acquisition and up to the effective date of disposal.

Translation of foreign currencies
Functional and presentation currency
Items included in the financial statements of Novo Nordisk's entities are measured using the currency of the primary economic environment in which the entity operates (functional currency). The consolidated financial statements are presented in Danish kroner (DKK), which is also the functional and presentation currency of the parent company.

Translation of transactions and balances
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the transaction dates. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities are recognised in the income statement.

Foreign currency differences arising from the translation of effective qualifying cash flow hedges are recognised in other comprehensive income.

Translation of Group companies
Financial statements of foreign subsidiaries are translated into DKK at the exchange rates prevailing at the end of the reporting period for balance sheet items, and at average exchange rates for income statement items.

All effects of exchange rate adjustments are recognised in other comprehensive income being:

•	The translation of foreign subsidiaries’ net assets at the beginning of the year to the exchange rates at the end of the reporting period.
•The translation of foreign subsidiaries’ statements of comprehensive income at average to year-end exchange rates.